Accrued Liabilities and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accrued liabilities and other current liabilities
Accrued advertising and marketing expense	¥ 288,782,409
Cultural development fee and other tax surcharges	76,151,018		¥ 17,455,833
Accrued professional fees	6,074,086		3,500,000
Accrued employee welfare expense	4,709,056
Refund from depositary bank	2,597,700
Accrued Series A convertible redeemable preferred shares issuance cost of a subsidiary	126,146
Others	690,144		465,806
Total	379,130,559	$ 55,142,253	21,421,639
Non-current
Non-refundable incentive payment from depositary bank	9,686,219
Total	¥ 388,816,778		¥ 21,421,639